Condensed Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Common stock subject to possible redemption	12,032,081	12,133,696	12,353,237
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000	50,000,000	50,000,000
Common stock, shares issued	4,339,859	4,238,244	4,018,703
Common stock, shares outstanding	4,339,859	4,238,244	4,018,703
LEAFLY HOLDINGS, INC [Member]
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	211,251,000	209,651,000	206,800,000
Common stock, shares issued	75,655,000	75,395,000	75,776,000
Common stock, shares outstanding	75,655,000	75,395,000	75,776,000
Allowance for doubtful accounts (in Dollars)	$ 1,142	$ 1,131	$ 614
Series A Preferred Stock | LEAFLY HOLDINGS, INC [Member]
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	20,033,000	20,033,000	0
Preferred stock, shares issued	18,702,000	18,702,000	0
Preferred stock, shares outstanding	18,702,000	18,702,000	0
Aggregate liquidation preference (in Dollars)	$ 19,436	$ 19,436	$ 0